Note 7 - Leases - Operating Leases Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use assets	$ 1,270	$ 1,386
Leased property under finance leases	13,131	12,004
Current portion of obligations under operating leases	432	424
Less accumulated amortization	(7,420)	(7,003)
Long-term portion of obligations under operating leases	838	962
Leased property under finace leases, net	5,711	5,001
Total obligations under operating leases	1,270	1,386
Current portion of obligations under finance leases	198	115
Long-term portion of obligations under finance leases	598	381
Total obligations under finance leases	$ 796	$ 496